Summary of Significant Accounting Policies - Losses Shared Pro Rata Between Two Classes of Ordinary Shares (Details) - TPG Pace Solutions - USD ($)		3 Months Ended			9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Numerator:
Allocation of net loss		$ (1,498,767)	$ (697,434)	$ (51,429)	$ (2,247,630)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ 0.00
Earnings Per Share, Diluted	$ 0.00
Class A Ordinary Shares Subject To Possible Redemption Member
Numerator:
Allocation of net loss		(1,101,750)			(1,652,243)
Net Loss including Accretion on Class A ordinary shares subject to possible redemption		$ (1,101,750)			$ (1,652,243)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number Of Share Outstanding Basic		28,500,000			18,050,000
Weighted Average Number of Shares Outstanding, Diluted		28,500,000			18,050,000
Earnings Per Share, Basic		$ (0.04)			$ (0.09)
Earnings Per Share, Diluted		$ (0.04)			$ (0.09)
Founder Shares And Private Placement Shares
Numerator:
Allocation of net loss		$ (397,017)			$ (595,387)
Accretion on Class A ordinary shares subject to redemption					(16,443,377)
Net Loss including Accretion on Class A ordinary shares subject to possible redemption		$ (397,017)			$ (17,038,764)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number Of Share Outstanding Basic		10,270,000			12,471,914
Weighted Average Number of Shares Outstanding, Diluted		10,270,000			12,471,914
Earnings Per Share, Basic		$ (0.04)			$ (1.37)
Earnings Per Share, Diluted		$ (0.04)			$ (1.37)